Vessels	12 Months Ended
Dec. 31, 2013
Vessels [Abstract]
Vessels
10.       Vessels:
 The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	$ 545,684	$ (71,244)	$ 474,440
- Vessels acquired and delivered	13,855	-	13,855
- Vessels sold	(27,418)	13,633	(13,785)
- Depreciation for the year	-	(21,484)	(21,484)
Balance, December 31, 2012	532,121	(79,095)	453,026
- Vessels acquired and delivered	-	-	-
- Vessels sold	(14,896)	2,874	(12,022)
- Depreciation for the year	-	(19,475)	(19,475)
Balance, December 31, 2013	$ 517,225	$ (95,696)	$ 421,529

On April 10, 2012, the Company sold the vessel Vera to an unaffiliated third-party purchaser for an aggregate price of $605. The loss on sale of $697 was calculated as the sale price less the carrying value of the vessel of $952 and the carrying value of unamortized dry-docking costs of $350. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On April 19, 2012, the Company sold the floating storage facility Fos II to an unaffiliated third-party purchaser for an aggregate price of $5,103. The loss on sale of $4,030 was calculated as the sale price less the carrying value of the vessel of $8,762 and the carrying value of unamortized dry-docking costs of $371. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On May 23, 2012, the newly-constructed bunkering tanker, Symi ( ex-QHS-228), with a total cost of $13,855, became operational in the Company's service center in Ghana.

On June 14, 2012, the Company sold the vessel Hope to an unaffiliated third-party purchaser for an aggregate price of $1,442. The gain on sale of $509 was calculated as the sale price less the carrying value of the vessel of $541 and the carrying value of unamortized dry-docking costs of $392. This gain is included under the loss on sale of vessels in the consolidated statements of income.

On October 23, 2012, the Company sold the vessel Aegean Star to an unaffiliated third-party purchaser for an aggregate price of $1,782. The loss on sale of $1,748 was calculated as the sale price less the carrying value of the vessel of $3,530. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On February 06, 2013, the Company sold the vessel Tulip to an unaffiliated third-party purchaser and generated net proceeds of $1,683. The loss on sale of $634 was calculated as the net proceeds less the carrying value of the vessel of $1,977 and the carrying value of unamortized dry-docking costs of $340. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On February 26, 2013, the Company sold the vessel Aeolos to an unaffiliated third-party purchaser and generated net proceeds of $6,125. The loss on sale of $2,634 was calculated as the net proceeds less the carrying value of the vessel of $8,759. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On April 24, 2013, the Company sold the vessel Ellen to an unaffiliated third-party purchaser and generated net proceeds of $182 (€140,000). The loss on sale of $512 was calculated as the net proceeds less the carrying value of the vessel of $313 and the carrying value of unamortized dry-docking costs of $381. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On August 23, 2013, the Company sold the vessel Elbe to an unaffiliated third-party purchaser and generated net proceeds of $100 (€75,000). The loss on sale of $37 was calculated as the net proceeds less the carrying value of the vessel of $137. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On October 29, 2013, the Company sold the vessel Steidamm, a 1,634 dwt single-hull bunkering tanker, to a third-party purchaser and generated net proceeds of $238 (€175,000). The loss on sale of $289 was calculated as the net proceeds less the carrying value of the vessel of $527. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On December 23, 2013, the Company sold the vessel Vigo, a 1,319 dwt single-hull bunkering tanker, to a related party and generated net proceeds of $103 (€75,000). The loss on sale of $206 was calculated as the net proceeds less the carrying value of the vessel of $309. This loss is included under the loss on sale of vessels in the consolidated statements of income.

During the years ended December 31, 2012, the Company took delivery of the following vessel:

Vessel Name	Date of operation	Year Built	Size (dwt)	Total cost capitalized
Symi	05/23/2012	2012	6,256	$ 13,855

During the year ended December 31, 2013, no vessel delivery took place.

Cost of vessels at December 31, 2012 and 2013, includes $59,339 and $50,456, respectively, of amounts not included in the contract price of the vessels but which were material expenses incurred upon acquisition and are capitalized in accordance with the accounting policy discussed in Note 2.

As of December 31, 2013, all of the Company's operational vessels, except for the Mediterranean, Leader, Tapuit, Aegean X, Aegean XI, Aegean Rose, Aegean Daisy, Aegean Princess, Aegean Breeze, Aegean Tiffany, Aegean Flower, PT25, PT36, PT22 and Colorado, having total carrying value of $360,714 were mortgaged under the Company's various debt agreements.